Expense Example - Defiance Pure AI Daily 2X Strategy ETF [Member]	Jun. 12, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	$ 415